Schedule of long term debt (Details) - CAD ($)		Jun. 30, 2024	Jun. 30, 2023
DisclosureOfLongtermDebtLineItems [Line Items]
Total		$ 4,827,398	$ 910,370
Less: current portion		448,229	151,111
Long-term portion		4,379,169	759,259
Highly affected sectors credit availability program [member]
DisclosureOfLongtermDebtLineItems [Line Items]
Total	[1]	759,259	870,370
Canadian emergency business account [member]
DisclosureOfLongtermDebtLineItems [Line Items]
Total	[2]		40,000
Long term loans [member]
DisclosureOfLongtermDebtLineItems [Line Items]
Total	[3]	$ 4,068,139

[1]	In 2021, the Company received a Highly Affected Sectors Credit Availability Program (HASCAP) loan for a total of $1,000,000 at 4% annual from Bank of Montreal. The loan has a ten-year amortization period with interest payment only for the first year. Principal payments commenced in May 2022. During the year ended June 30, 2024, the interest recorded and paid was $32,812 (2023 - $37,214).
[2]	The Company received a Canada Emergency Business Account (“CEBA”) interest-free loan for a total of $60,000 from the Government of Canada. The loan bears interest at 0% per annum and is repayable by January 18, 2024. If $40,000 is repaid in full on or before January 18, 2024 and certain conditions are met, which include the use of funds for non-deferrable operating expenses only, $20,000 of the loan will be forgiven. The Company repaid the loan in full on January 8, 2024.
[3]	The Company assumed these loans from the acquisition of OFIT GM and OFIT RT (Note 17). The loans were originally obtained on December 19, 2017 for a total principal amount of $6,070,839 with a variable interest rate based on Three Month Banker’s Acceptance Rate plus 1.98% which OFIT GM and OFIT RT have entered into interest rate swap agreements on the same loan grant date to fix the annual interest rate at 4.75%. The loans will mature on December 19, 2029. The interests are payable quarterly and principal are payable semi-annually, both commenced on March 19, 2018.